Debts and lines of credit (Tables)	12 Months Ended
Dec. 31, 2025
Line of Credit Facility [Abstract]
Schedule of long-term borrowings
As of December 31, 2025, the long-term debts, including the portion due within one year which were recorded in “short-term debts”, will be repaid according to the following schedule:

As of December 31, 2025
(RMB in millions)
2026	3,197
2027	1,302
2028	13,111
2029	2,320
2030	9,667
2031 and thereafter	15,275

44,872

Schedule of debt
As of December 31, 2025, the Group’s debts were classified into different types as follows:

	As of December 31,
	2024	2025
	(RMB in millions)
Short-term debts	7,581	8,014
Short-term debts (*)	3,902	4,817
Long-term debts due within one year (**)	3,679	3,197
Long-term debts (**)	31,705	41,675

Total	39,286	49,689

(*)	As of December 31, 2025, all short-term debts were unsecured, and the weighted average interest rate for the outstanding short-term debts was 1.7% per annum.
(**)	As of December 31, 2025, the major long-term debts were listed as below.